Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary compensation total for the principal executive officer (PEO) (b)(1)	Compensation actually paid to the PEO (c)(1)(6)	Average summary compensation table total for Non-PEO named executive officers (Non-PEO NEOs) (d)(2)	Average compensation actually paid to Non-PEO NEOs (e)(2)(6)	Value of initial fixed $100 investment based on:
					Total shareholder return (f)	Peer group total shareholder return (g)(3)	Net income (in $M) (h)(4)	Revenue (in $M) (i)(5)
2025	$37,989,685	$83,586,950	$16,256,711	$34,963,438	$303	$210	$10,593	$67,535
2024	25,143,682	57,111,357	11,495,421	24,996,829	219	169	6,023	62,753
2023	20,398,426	32,769,352	9,916,713	14,444,039	157	135	7,502	61,860
2022	16,580,075	23,935,007	8,318,193	10,496,901	129	92	1,639	60,530
2021	17,550,959	23,798,901	8,706,301	9,116,435	117	130	5,743	57,350

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Krishna was the PEO for all five years in the table. For 2025, amounts deducted from the PEO’s Summary Compensation Table (SCT) total to calculate Compensation Actually Paid (CAP) to the PEO for 2025 and 2024, respectively, include ($30,594,898) and ($19,327,466) for the date of grant fair value of stock awards and stock options for each year, as well as ($42,970) and ($34,056) for the Change in Pension Value for each respective year. Amounts added to (or subtracted from) the PEO’s SCT total for 2025 and 2024, respectively, include: $39,026,638 and $26,653,322 for the fair value of stock awards and stock options that were granted in the year and which remained outstanding at the end of the respective year; $23,525,543 and $18,253,467 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of each respective year; and $13,667,975 and $6,406,779 for the change in fair value of stock awards and stock options that were granted in prior years and vested during each respective year; and $14,978 and $15,627 for Retirement Benefit Account service cost for each respective year. CAP for 2024 has been updated to reflect corrected 2024 option vest‑date and fiscal year‑end fair values.The non-PEO NEOs were, for both 2025 and 2024, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Robinson; for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Michelle Browdy; and for 2022 and 2021, Mr. Kavanaugh, Mr. Cohn, Mr. Thomas Rosamilia, and Ms. Michelle Browdy. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (Average Non-PEO SCT) to calculate Average CAP to the Non-PEO NEOs (Average Non-PEO CAP) for 2025 and 2024, respectively, include ($12,574,664) and ($8,687,343) for the average value at the date of grant of stock awards and stock options granted for each respective year as well as ($25,434) and ($20,395) for the average Change in Pension and Retention Plan Values for each respective year. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2025 and 2024, respectively, also include: $16,040,136 and $11,586,703 for the average fair value of stock awards and stock options that were granted in the year and which remained outstanding at the end of each respective year; $9,498,668 and $7,706,789 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of each respective year; $5,756,778 and $2,756,930 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; $0 and $147,195 for Ms. Robinson’s 2022-2024 PSU which was both granted and vested in 2024; and $11,243 and $11,529 for the Retirement Benefit Account Service cost for each respective year. CAP for 2024 has been updated to reflect corrected 2024 option vest date and fiscal year-end date fair values.
Peer Group Issuers, Footnote	Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation Discussion & Analysis section of IBM’s Proxy Statement for 2025, shown in the table, weighted based on the Peer Group’s Market Capitalization as of each fiscal year-end date. For 2025, VMware and General Electric were removed, and Broadcom and Elevance Health were added. In comparison, the value of $100 invested in a market-capitalization weighted index of the 2024 peer group would be the following: 2025: $199, 2024: $161, 2023: $132, 2022: $90, 2021: $129.
Changed Peer Group, Footnote	Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation Discussion & Analysis section of IBM’s Proxy Statement for 2025, shown in the table, weighted based on the Peer Group’s Market Capitalization as of each fiscal year-end date. For 2025, VMware and General Electric were removed, and Broadcom and Elevance Health were added. In comparison, the value of $100 invested in a market-capitalization weighted index of the 2024 peer group would be the following: 2025: $199, 2024: $161, 2023: $132, 2022: $90, 2021: $129.
PEO Total Compensation Amount	$ 37,989,685	$ 25,143,682	$ 20,398,426	$ 16,580,075	$ 17,550,959
PEO Actually Paid Compensation Amount	$ 83,586,950	57,111,357	32,769,352	23,935,007	23,798,901
Adjustment To PEO Compensation, Footnote	Mr. Krishna was the PEO for all five years in the table. For 2025, amounts deducted from the PEO’s Summary Compensation Table (SCT) total to calculate Compensation Actually Paid (CAP) to the PEO for 2025 and 2024, respectively, include ($30,594,898) and ($19,327,466) for the date of grant fair value of stock awards and stock options for each year, as well as ($42,970) and ($34,056) for the Change in Pension Value for each respective year. Amounts added to (or subtracted from) the PEO’s SCT total for 2025 and 2024, respectively, include: $39,026,638 and $26,653,322 for the fair value of stock awards and stock options that were granted in the year and which remained outstanding at the end of the respective year; $23,525,543 and $18,253,467 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of each respective year; and $13,667,975 and $6,406,779 for the change in fair value of stock awards and stock options that were granted in prior years and vested during each respective year; and $14,978 and $15,627 for Retirement Benefit Account service cost for each respective year. CAP for 2024 has been updated to reflect corrected 2024 option vest‑date and fiscal year‑end fair values.
Non-PEO NEO Average Total Compensation Amount	$ 16,256,711	11,495,421	9,916,713	8,318,193	8,706,301
Non-PEO NEO Average Compensation Actually Paid Amount	$ 34,963,438	24,996,829	14,444,039	10,496,901	9,116,435
Adjustment to Non-PEO NEO Compensation Footnote	The non-PEO NEOs were, for both 2025 and 2024, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Robinson; for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Michelle Browdy; and for 2022 and 2021, Mr. Kavanaugh, Mr. Cohn, Mr. Thomas Rosamilia, and Ms. Michelle Browdy. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (Average Non-PEO SCT) to calculate Average CAP to the Non-PEO NEOs (Average Non-PEO CAP) for 2025 and 2024, respectively, include ($12,574,664) and ($8,687,343) for the average value at the date of grant of stock awards and stock options granted for each respective year as well as ($25,434) and ($20,395) for the average Change in Pension and Retention Plan Values for each respective year. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2025 and 2024, respectively, also include: $16,040,136 and $11,586,703 for the average fair value of stock awards and stock options that were granted in the year and which remained outstanding at the end of each respective year; $9,498,668 and $7,706,789 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of each respective year; $5,756,778 and $2,756,930 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; $0 and $147,195 for Ms. Robinson’s 2022-2024 PSU which was both granted and vested in 2024; and $11,243 and $11,529 for the Retirement Benefit Account Service cost for each respective year. CAP for 2024 has been updated to reflect corrected 2024 option vest date and fiscal year-end date fair values.
Equity Valuation Assumption Difference, Footnote	The fair value of stock awards and stock options included in CAP to PEO and Average Non-PEO CAP are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in IBM’s Annual Report. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on IBM’s stock price at the respective measurement dates (less the present value of foregone dividends), and the performance metric scoring projections (if applicable) at the respective measurement dates. Changes to stock option fair values are based on IBM’s stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions. For each of 2022, 2023, 2024, and 2025, the year-end stock option fair value increased meaningfully from the fair value on grant date, primarily driven by an increase in IBM’s stock price, and, for 2022, an increase in the risk-free interest rate to approximately 4% at year-end from approximately 2% on the grant date.
Compensation Actually Paid vs. Total Shareholder Return
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2025, 2024, 2023, 2022, and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became Chairman, President and CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity granted, which was in line with the median 2023 benchmark group. The average Non-PEO NEO increases in each of 2022, 2023, 2024, and 2025 is also largely the result of IBM’s increased stock price in each of those years.
	The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (TSR) in 2025, 2024, 2023, 2022, and 2021.
Compensation Actually Paid vs. Net Income	Meanwhile, Net Income has fluctuated year-over-year. Net Income in 2024 includes the impacts of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Without this charge, 2024 Net Income would have increased from 2023, following increases from 2022 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.
Compensation Actually Paid vs. Company Selected Measure	IBM’s Revenue from Continuing Operations increased in 2025, 2024, 2023, 2022, and 2021, and was directionally aligned with PEO CAP for the reported period.
Total Shareholder Return Vs Peer Group	The five-year cumulative total shareholder return for IBM was 203%, which outperformed the five-year cumulative total shareholder return of IBM’s Peer Group of 110%. An initial fixed investment value of $100 at the beginning of 2021 would have been valued at $303 for IBM at the end of 2025 compared to a value of $210 for IBM’s Peer Group at the end of 2025.
Tabular List, Table

Revenue
Operating cash flow
Operating EPS
Free cash flow

Total Shareholder Return Amount	$ 303	219	157	129	117
Peer Group Total Shareholder Return Amount	210	169	135	92	130
Net Income (Loss)	$ 10,593,000,000	$ 6,023,000,000	$ 7,502,000,000	$ 1,639,000,000	$ 5,743,000,000
Company Selected Measure Amount	67,535,000,000	62,753,000,000	61,860,000,000	60,530,000,000	57,350,000,000
PEO Name	Mr. Krishna
Additional 402(v) Disclosure	Net Income in 2021 includes the Managed Infrastructure business, which separated from IBM on November 3, 2021 as Kyndryl. Net Income from Continuing Operations, which excluded the Managed Infrastructure business, was $4,712 million for 2021. Net Income in 2024 includes the impacts of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Net Income in 2022 includes a pension settlement charge of approximately $4.4 billion, net of tax. Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Operating EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (42,970)	$ (34,056)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,978	15,627
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,594,898)	(19,327,466)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,026,638	26,653,322
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,525,543	18,253,467
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,667,975	6,406,779
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,434)	(20,395)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,243	11,529
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,574,664)	(8,687,343)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,040,136	11,586,703
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,498,668	7,706,789
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	147,195
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,756,778	$ 2,756,930